Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS PORTFOLIO TRUST
Entity Central Index Key	0000088063
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000016770
Shareholder Report [Line Items]
Fund Name	DWS Total Return Bond Fund
Class Name	Class A
Trading Symbol	SZIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[1]
AssetsNet	$ 232,783,943
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 339,144
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	232,783,943
Number of Portfolio Holdings	329
Portfolio Turnover Rate (%)	119
Total Net Advisory Fees Paid ($)	339,144
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	41%
Mortgage-Backed Securities Pass-Throughs	23%
Asset-Backed	11%
Commercial Mortgage-Backed Securities	10%
Collateralized Mortgage Obligations	8%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	16%
BBB	29%
BB	4%
B	1%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000016773
Shareholder Report [Line Items]
Fund Name	DWS Total Return Bond Fund
Class Name	Class C
Trading Symbol	SZICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%	[2]
AssetsNet	$ 232,783,943
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 339,144
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	232,783,943
Number of Portfolio Holdings	329
Portfolio Turnover Rate (%)	119
Total Net Advisory Fees Paid ($)	339,144
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	41%
Mortgage-Backed Securities Pass-Throughs	23%
Asset-Backed	11%
Commercial Mortgage-Backed Securities	10%
Collateralized Mortgage Obligations	8%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	16%
BBB	29%
BB	4%
B	1%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000016774
Shareholder Report [Line Items]
Fund Name	DWS Total Return Bond Fund
Class Name	Class S
Trading Symbol	SCSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[3]
AssetsNet	$ 232,783,943
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 339,144
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	232,783,943
Number of Portfolio Holdings	329
Portfolio Turnover Rate (%)	119
Total Net Advisory Fees Paid ($)	339,144
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	41%
Mortgage-Backed Securities Pass-Throughs	23%
Asset-Backed	11%
Commercial Mortgage-Backed Securities	10%
Collateralized Mortgage Obligations	8%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	16%
BBB	29%
BB	4%
B	1%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000016775
Shareholder Report [Line Items]
Fund Name	DWS Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	SZIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[4]
AssetsNet	$ 232,783,943
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 339,144
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	232,783,943
Number of Portfolio Holdings	329
Portfolio Turnover Rate (%)	119
Total Net Advisory Fees Paid ($)	339,144
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	41%
Mortgage-Backed Securities Pass-Throughs	23%
Asset-Backed	11%
Commercial Mortgage-Backed Securities	10%
Collateralized Mortgage Obligations	8%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	16%
BBB	29%
BB	4%
B	1%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.